Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of:

	2014	2013	2012
	US$	US$	US$
Continuing Operations
Income tax expense (benefit):
Current	(255,927)	(820,039)	1,229,229
Deferred	—	(21,861)	(604)

Income tax expense (benefit) from continuing operations	(255,927)	(841,900)	1,228,625

Discontinued Operations
Income tax expense:
Current	—	—	25,263

Income tax expense from discontinued operations	—	—	25,263

Total income tax expense (benefit)	(255,927)	(841,900)	1,253,888

Schedule of Reconciliation of Income Tax Expense (Benefit)

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2014	2013	2012
	US$	US$	US$
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	(1,801,722)	(480,671)	440,752
Foreign rate differential	(299,512)	30,822	200,857
Non-taxable other income	(227,440)	(386,664)	(294,827)
Non-tax deductible expenses	1,035,101	670,389	1,124,153
Under (Over) provision of tax in prior periods	(695,630)	(1,314,491)	206,387
Unrecognized tax benefits	278,338	223,959	569,997
Changes in valuation allowance	1,454,938	414,756	(993,431)

Total income tax expense (benefit) at the Company’s effective income tax rate	(255,927)	(841,900)	1,253,888

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	2.3%	28.9%	46.9%

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of March 31, 2014 and 2013 comprise the following:

	March 31, 2014	March 31, 2013
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,318,586	2,031,131
Provision for inventories	238,730	196,834
Provision for warranty	217,434	111,903
Operating losses carried forward	4,391,655	3,418,116

Gross deferred tax assets	7,166,405	5,757,984
Less: Valuation allowance for deferred tax assets	(7,166,405)	(5,757,984)

Net deferred tax assets	—	—

Deferred tax liabilities:
Other temporary differences	—	—
Tax over book depreciation of property, plant and equipment	(5,183)	(5,180)

Total deferred tax liabilities	(5,183)	(5,180)

Summary of Valuation Allowance

	Fiscal years ended
	March 31, 2014	March 31, 2013	March 31, 2012
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	5,757,984	5,185,404	6,057,516
Additions (reversals)	1,454,938	414,756	(993,431)
Exchange realignment	(46,517)	157,824	121,319

Balance at end of fiscal year	7,166,405	5,757,984	5,185,404

Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2014 and 2013, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2014	March 31, 2013
	US$	US$
Balance at beginning of fiscal year	8,870,677	9,117,443
Additions based on tax positions related to the current year	422,094	799,637
Reduction for tax positions related to prior year	(700,780)	(1,070,199)
Exchange realignment	(2,827)	23,796

Balance at end of fiscal year	8,589,164	8,870,677